Related Parties - Summarized Changes of Number of Restricted and Performance Shares Granted (Detail)	12 Months Ended
	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of transactions between related parties [line items]
Shares granted	18,521,704
Restricted and Performance Stock [member]
Disclosure of transactions between related parties [line items]
Share granted, beginning	14,834,595	8,934,704	4,415,294
Shares granted	5,061,396	6,930,871	5,702,027
Cancellation of granted shares due to termination of executive employment	(139,105)	(583,180)	(934,310)
Shares transferred (vesting)	(1,235,182)	(447,800)	(484,651)
Reclassification from assets held for sale			236,344
Share granted, ending	18,521,704	14,834,595	8,934,704